UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2009
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            02/12/2010
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       71

Form 13f Information Table Value Total:                  21943083
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aon Corporation                COM              037389103   283751  7400918 SH       Sole                  6156918           1244000
                                                            245767  6410200 SH       Defined 01            6410200
Bank of New York Mellon Corpor COM              064058100   230277  8233000 SH       Sole                  6848000           1385000
                                                            206614  7387000 SH       Defined 01            7387000
Berkshire Hathaway Inc. Class  COM              084670108   291450     2938 SH       Sole                     2433               505
                                                            284010     2863 SH       Defined 01               2863
CEMEX S.A.B. de C.V. ADR       COM              151290889   777204 65753261 SH       Sole                 53844178          11909083
                                                            451359 38186040 SH       Defined 01           38186040
Chesapeake Energy Corporation  COM              165167107  1318262 50937463 SH       Sole                 42949799           7987664
                                                            662439 25596576 SH       Defined 01           25596576
Dell Inc.                      COM              24702R101  1266478 88194869 SH       Sole                 73607534          14587335
                                                            707423 49263465 SH       Defined 01           49263465
Diageo Plc - ADR               COM              25243Q205    25544   368013 SH       Sole                   368013
Dillard's Inc.                 COM              254067101     2804   152000 SH       Sole                                     152000
                                                            166986  9050748 SH       Defined 01            9050748
DineEquity Inc                 COM              254423106     5815   239400 SH       Sole                   127000            112400
                                                             72338  2978100 SH       Defined 01            2978100
DIRECTV Cl A                   COM              25490A101  1988375 59621454 SH       Sole                 49855224           9766230
                                                            867324 26006724 SH       Defined 01           26006724
Discovery Communications Inc.  COM              25470F104     1319    43000 SH       Sole                    43000
Discovery Communications Serie COM              25470F302    82603  3114735 SH       Sole                  1616735           1498000
                                                             91111  3435550 SH       Defined 01            3435550
Everest Re Group Ltd.          COM              G3223R108   359659  4197696 SH       Sole                  3157900           1039796
                                                            114383  1335000 SH       Defined 01            1335000
Fair Isaac Corporation         COM              303250104    48484  2275178 SH       Sole                  1101178           1174000
                                                            153781  7216400 SH       Defined 01            7216400
FedEx Corporation              COM              31428X106   304997  3654852 SH       Sole                  3009352            645500
                                                            244561  2930629 SH       Defined 01            2930629
Ingersoll-Rand PLC             COM              G47791101      429    12000 SH       Sole                    12000
InterContinental Hotels Group  COM              45857P301     8307   578102 SH       Sole                   397000            181102
Level 3 Communications Inc.    COM              52729N100   361778 236456317 SH      Sole                190700901          45755416
                                                            297520 194457754 SH      Defined 01          194457754
Liberty Media Corporation Inte COM              53071M104   574405 52989359 SH       Sole                 43470609           9518750
                                                            351345 32411943 SH       Defined 01           32411943
Markel Corporation             COM              570535104   128463   377831 SH       Sole                   290898             86933
                                                             97920   288000 SH       Defined 01             288000
Marriott International Inc.    COM              571903202   262857  9646124 SH       Sole                  6826429           2819695
                                                            316187 11603201 SH       Defined 01           11603201
Pioneer Natural Resources Comp COM              723787107   475148  9863975 SH       Sole                  7688475           2175500
                                                            609938 12662200 SH       Defined 01           12662200
Potlatch Corporation           COM              737630103     1371    43000 SH       Sole                                      43000
                                                             92038  2887000 SH       Defined 01            2887000
Royal Philips Electronics ADR  COM              500472303   681542 23150210 SH       Sole                 19773410           3376800
                                                            204486  6945865 SH       Defined 01            6945865
Ruddick Corporation            COM              781258108     1263    49079 SH       Sole                                      49079
                                                             79955  3107459 SH       Defined 01            3107459
Service Corporation Internatio COM              817565104     2464   300900 SH       Sole                                     300900
                                                            119645 14608716 SH       Defined 01           14608716
Symantec Corporation           COM              871503108   546426 30543648 SH       Sole                 27932986           2610662
Telephone and Data Systems Inc COM              879433100    24019   708100 SH       Sole                   602400            105700
                                                             51925  1530800 SH       Defined 01            1530800
Telephone and Data Systems Inc COM              879433860   185428  6140004 SH       Sole                  4769867           1370137
                                                            171119  5666200 SH       Defined 01            5666200
Texas Industries Inc.          COM              882491103     1907    54500 SH       Sole                                      54500
                                                             87968  2514100 SH       Defined 01            2514100
The First American Corporation COM              318522307     1920    58000 SH       Sole                                      58000
                                                            106083  3203969 SH       Defined 01            3203969
The Washington Post Company    COM              939640108    44532   101301 SH       Sole                    96115              5186
                                                            148521   337855 SH       Defined 01             337855
tw telecom inc.                COM              87311L104   164794  9608952 SH       Sole                  7050597           2558355
                                                            252665 14732670 SH       Defined 01           14732670
Walt Disney Company            COM              254687106  1256669 38966469 SH       Sole                 32304084           6662385
                                                            549381 17035082 SH       Defined 01           17035082
Wendy's/Arby's Group Inc.      COM              950587105   117891 25136597 SH       Defined 01           25136597
Willis Group Holdings Limited  COM              G96655108   158293  6000500 SH       Sole                  4812500           1188000
                                                            258102  9784000 SH       Defined 01            9784000
Worthington Industries Inc.    COM              981811102     1665   127400 SH       Sole                                     127400
                                                             86014  6581000 SH       Defined 01            6581000
Yum! Brands Inc.               COM              988498101  1178667 33705095 SH       Sole                 28016971           5688124
                                                            501836 14350458 SH       Defined 01           14350458
Level 3 Communications Inc. Co CONV             52729NBM1   125077 100062000 PRN     Defined 01          100062000
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